Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables
Summary of trade and other receivables

	December 31,	December 31,
	2025	2024
	£ 000	£ 000
R&D tax relief receivable	16,644	8,686
Government grants and VAT receivable	4,124	4,349
Prepayments	8,356	4,576
Other receivables	323	634
Amounts due from related party	18	52
	29,465	18,297